Shareholder Report, Line Graph (Details) - USD ($)				9 Months Ended	12 Months Ended			21 Months Ended	24 Months Ended		33 Months Ended	36 Months Ended		45 Months Ended	48 Months Ended		57 Months Ended	60 Months Ended		69 Months Ended	72 Months Ended		81 Months Ended	84 Months Ended		93 Months Ended	96 Months Ended		108 Months Ended		120 Months Ended
	Nov. 01, 2017	Aug. 01, 2016	Jul. 31, 2015	Jul. 31, 2018	Jul. 31, 2025	Jul. 31, 2017	Jul. 31, 2016	Jul. 31, 2019	Jul. 31, 2018	Jul. 31, 2017	Jul. 31, 2020	Jul. 31, 2019	Jul. 31, 2018	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2019	Jul. 31, 2022	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2023	Jul. 31, 2022	Jul. 31, 2021	Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2022	Jul. 31, 2025	Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2025	Jul. 31, 2024	Jul. 31, 2025
Kansas Municipal Fund | Class A [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					KSMUX with maximum sales charge
Accumulated Value			$ 9,749				$ 10,266			$ 10,223			$ 10,256			$ 10,840			$ 11,393			$ 11,513			$ 10,751			$ 10,538		$ 10,758	$ 10,518
Kansas Municipal Fund | Class I [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					KSITX
Accumulated Value	$ 10,000			$ 10,031				$ 10,618			$ 11,188			$ 11,333			$ 10,610			$ 10,426			$ 10,682			$ 10,470
Maine Municipal Fund | Class A [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					MEMUX with maximum sales charge
Accumulated Value			9,752				10,282			10,123			10,127			10,578			10,904			11,013			10,160			9,983		10,287	10,092
Maine Municipal Fund | Class I [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					MEIMX
Accumulated Value	10,000			10,012				10,473			10,832			10,958			10,134			9,981			10,310			10,151
Nebraska Municipal Fund | Class A [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					NEMUX with maximum sales charge
Accumulated Value			9,749				10,328			10,224			10,258			10,837			11,250			11,292			10,571			10,406		10,601	10,345
Nebraska Municipal Fund | Class I [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					NEITX
Accumulated Value	10,000			10,032				10,615			11,046			11,116			10,441			10,304			10,512			10,295
Oklahoma Municipal Fund | Class A [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					OKMUX with maximum sales charge
Accumulated Value			9,749				10,380			10,306			10,302			10,918			11,346			11,576			10,665			10,522		10,767	10,652
Oklahoma Municipal Fund | Class I [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					OKMIX
Accumulated Value	10,000			10,010				10,635			11,079			11,332			10,467			10,353			10,620			10,523
Viking Tax-Free Fund for Montana | Class A [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					VMTTX with maximum sales charge
Accumulated Value			9,750				10,270			10,234			10,218			10,821			11,241			11,417			10,680			10,599		10,809	10,683
Viking Tax-Free Fund for Montana | Class I [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					VMTIX
Accumulated Value		$ 10,000				$ 9,989			$ 9,998			$ 10,614			$ 11,054			$ 11,256			$ 10,557			$ 10,503			$ 10,737		$ 10,639
Viking Tax-Free Fund for North Dakota | Class A [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					VNDFX with maximum sales charge
Accumulated Value			9,746				10,285			10,223			10,217			10,738			11,067			11,242			10,489			10,261		10,400	10,108
Viking Tax-Free Fund for North Dakota | Class I [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					VNDIX
Accumulated Value		10,000				9,982			9,992			10,538			10,877			11,076			10,360			10,160			10,323		10,058
Kansas Municipal Fund | Class A | Bloomberg U.S. Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Municipal Bond Index
Accumulated Value			10,000				10,694			10,722			10,828			11,617			12,242			12,645			11,769			11,878		12,323	12,322
Kansas Municipal Fund | Class I | Bloomberg U.S. Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Municipal Bond Index
Accumulated Value	10,000			10,053				10,785			11,365			11,739			10,926			11,027			11,440			11,440
Maine Municipal Fund | Class A | Bloomberg U.S. Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Municipal Bond Index
Accumulated Value			10,000				10,694			10,722			10,828			11,617			12,242			12,645			11,769			11,878		12,323	12,322
Maine Municipal Fund | Class I | Bloomberg U.S. Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Municipal Bond Index
Accumulated Value	10,000			10,053				10,785			11,365			11,739			10,926			11,027			11,440			11,440
Nebraska Municipal Fund | Class A | Bloomberg U.S. Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Municipal Bond Index
Accumulated Value			10,000				10,694			10,722			10,828			11,617			12,242			12,645			11,769			11,878		12,323	12,322
Nebraska Municipal Fund | Class I | Bloomberg U.S. Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Municipal Bond Index
Accumulated Value	10,000			10,053				10,785			11,365			11,739			10,926			11,027			11,440			11,440
Oklahoma Municipal Fund | Class A | Bloomberg U.S. Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Municipal Bond Index
Accumulated Value			10,000				10,694			10,722			10,828			11,617			12,242			12,645			11,769			11,878		12,323	12,322
Oklahoma Municipal Fund | Class I | Bloomberg U.S. Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Municipal Bond Index
Accumulated Value	$ 10,000			$ 10,053				$ 10,785			$ 11,365			$ 11,739			$ 10,926			$ 11,027			$ 11,440			$ 11,440
Viking Tax-Free Fund for Montana | Class A | Bloomberg U.S. Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Municipal Bond Index
Accumulated Value			10,000				10,694			10,722			10,828			11,617			12,242			12,645			11,769			11,878		12,323	12,322
Viking Tax-Free Fund for Montana | Class I | Bloomberg U.S. Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Municipal Bond Index
Accumulated Value		10,000				10,028			10,128			10,866			11,450			11,827			11,008			11,110			11,526		11,525
Viking Tax-Free Fund for North Dakota | Class A | Bloomberg U.S. Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Municipal Bond Index
Accumulated Value			10,000				10,694			10,722			10,828			11,617			12,242			12,645			11,769			11,878		12,323	12,322
Viking Tax-Free Fund for North Dakota | Class I | Bloomberg U.S. Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Municipal Bond Index
Accumulated Value		$ 10,000				$ 10,028			$ 10,128			$ 10,866			$ 11,450			$ 11,827			$ 11,008			$ 11,110			$ 11,526		$ 11,525
Kansas Municipal Fund | Class A | KSMUX without maximum sales charge [Member]
Account Value [Line Items]
Accumulated Value			10,000				10,530			10,486			10,520			11,119			11,686			11,809			11,028			10,809		11,036	10,789
Maine Municipal Fund | Class A | MEMUX without maximum sales charge [Member]
Account Value [Line Items]
Accumulated Value			10,000				10,544			10,381			10,385			10,847			11,181			11,294			10,419			10,237		10,550	10,349
Nebraska Municipal Fund | Class A | NEMUX without maximum sales charge [Member]
Account Value [Line Items]
Accumulated Value			10,000				10,594			10,487			10,523			11,116			11,540			11,583			10,843			10,674		10,874	10,612
Oklahoma Municipal Fund | Class A | OKMUX without maximum sales charge [Member]
Account Value [Line Items]
Accumulated Value			10,000				10,647			10,572			10,568			11,199			11,639			11,875			10,939			10,793		11,044	10,926
Viking Tax-Free Fund for Montana | Class A | VMTTX without maximum sales Charge [Member]
Account Value [Line Items]
Accumulated Value			10,000				10,533			10,496			10,479			11,097			11,529			11,710			10,953			10,870		11,085	10,956
Viking Tax-Free Fund for North Dakota | Class A | VNDFX without maximum sales charge[Member]
Account Value [Line Items]
Accumulated Value			$ 10,000				$ 10,553			$ 10,490			$ 10,483			$ 11,018			$ 11,356			$ 11,535			$ 10,763			$ 10,528		$ 10,671	$ 10,371